Employee Benefits - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Salaries, wages and contractor fees	$ 29,250	$ 22,037	$ 80,829	$ 62,812
Share-based payments	6,840	6,204	17,771	17,441
Total	$ 36,090	$ 28,241	$ 98,600	$ 80,253